Nov. 18, 2024
First Trust Limited Duration Investment Grade Corporate ETF

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the first sentence of the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.
3.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Risks of Investing in the Fund – Principal Risks” is hereby deleted in its entirety.